Stradley Ronon Stevens & Young, LLP

2000 K Street, N.W., Suite 700 Washington, DC 20006 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Jessica D. Burt, Esquire 202.419.8409 jburt@stradley.com

April 20, 2020

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nationwide Variable Insurance Trust
File No. 811-03213

Ladies and Gentlemen:

Pursuant to Section 8(b) of the Investment Company Act of 1940, as amended, submitted electronically via the EDGAR system, please find enclosed Amendment No. 236 (the "Amendment") to the Registration Statement of Nationwide Variable Insurance Trust (the "Trust" or "Registrant") on Form N-1A. The Amendment is being filed on behalf of NVIT GS Emerging Markets Equity Insights Fund, NVIT GS International Equity Insights Fund, NVIT GS Large Cap Equity Insights Fund, NVIT GS Small Cap Equity Insights Fund (the "Equity Insights Funds"), and NVIT U.S. 130/30 Equity Fund (collectively, the "Funds"), each a series of the Registrant. The Amendment is being filed in order to: (1) address comments from the staff of the U.S. Securities and Exchange Commission with respect to the Registrant's Amendment No. 225 regarding the Equity Insights Funds, which was filed on July 16, 2019 ("PEA No. 225"), and Amendment No. 229 regarding NVIT U.S. 130/30 Equity Fund, which was filed on October 4, 2019 ("PEA No. 229); and (2) update certain financial information and make other changes as appropriate.

Please note that the comment response letters related to the Registrant's PEA No. 225 and PEA No. 229 were filed on April 10, 2020 (Accession no. 0001680359-20-000198 and Accession no. 0001680359-20-000194, respectively).

As noted on the facing sheet, the Amendment relates only to the Funds and does not affect the Trust's other series.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/Jessica D. Burt

Jessica D. Burt, Esquire

A Pennsylvania Limited Liability Partnership